Share Purchase Agreements (Details Narrative) - USD ($)						3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 11, 2024	May 24, 2024	Dec. 29, 2023	Dec. 28, 2023	Sep. 19, 2022	Nov. 06, 2023	Aug. 31, 2024	Aug. 31, 2023	Feb. 29, 2024	Feb. 28, 2023
Proceeds from convertible shares	$ 40,000	$ 100,000						$ 1,269,852	$ 735,057	$ 3,233,503
Common Stock [Member]
Conversion of convertible notes, shares			52,818				409,502		52,818
Contingent Shares [Member]
Conversion of convertible notes, shares			1,978,598
Third Party Consultant [Member] | Common Stock [Member]
Conversion of convertible notes, shares			15,481
Third Party Consultant [Member] | Contingent Shares [Member]
Conversion of convertible notes, shares			579,954
Share Purchase Agreements [Member] | Several Investors [Member]
Proceeds from convertible shares						$ 1,755,970
Conversion share price						$ 0.15
Software as a Service Agreement [Member] | Third Party [Member]
Proceeds from downpayment for contract					$ 150,000
Conversion share price					$ 3.00
Software as a Service Agreement [Member] | Third Party [Member] | Common Stock [Member]
Conversion of convertible notes, shares			1,996
Software as a Service Agreement [Member] | Third Party [Member] | Contingent Shares [Member]
Conversion of convertible notes, shares			74,786
Consulting Modification Agreement [Member] | Third Party Consultant [Member]
Consulting fees				$ 180,000
Consulting Modification Agreement [Member] | Third Party Consultant [Member] | Common Stock [Member]
Conversion of convertible notes, shares			4,337
Consulting Modification Agreement [Member] | Third Party Consultant [Member] | Contingent Shares [Member]
Conversion of convertible notes, shares			162,466